Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC China Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC China Equity Fund (the “Fund”) is to seek long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 42 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 86.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 42 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 86.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to the People’s Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”). A company is economically tied to China if it is organized or principally operates in China, has its principal trading market in China, derives a majority (i.e., at least 50%) of its income from its operations within China, or has a majority (i.e., at least 50%) of its assets in China (“Chinese Issuer”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Chinese Issuers. The Fund may invest directly in securities of Chinese Issuers or may invest more broadly in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), where the underlying securities are issued by Chinese Issuers and are then traded on a regulated market outside China, mainly in the United States or Europe.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Hong Kong) Limited (“HSBC Hong Kong” or the “Subadviser”) serves as the Fund’s subadviser. In selecting companies for investment, the Subadviser generally evaluates a company’s financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser uses a quantitative selection process which includes fundamental analysis, financial modeling and company visits.

With regard to its investments in China, the Fund intends to invest only in China B-Shares, China H-Shares, Red Chip Companies, P-Chip Companies and other companies that are economically tied to China and whose shares are listed on exchanges outside mainland China.

B-Shares are shares of companies listed on the Shanghai Stock Exchange or Shenzhen Stock Exchange and are quoted and traded in foreign currencies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. P-Chip Companies are companies with controlling private Chinese shareholders that are listed on a stock exchange outside mainland China (e.g., Singapore).

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risk of investing in equity securities also include:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment. China is considered to be an emerging market country.

•	China Risk: As the Chinese government continues to liberalize its economy, investing in securities of companies that are economically tied to China involves special risks, including fluctuations in the rate of exchange between China’s currency (the Renminbi) and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

•	Concentrated Country Risk: The Fund’s performance is likely to be more volatile than the performance of other mutual funds due to the focus of its investments in instruments having exposure to China.

•	Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

•	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with, and may be more sensitive to market events than, the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; risks arising from margin requirements; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

•	Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs and taxes may adversely affect the Fund’s performance.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified’’ and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.’’ Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.07%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,198
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.07%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 659

[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2015. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.